Financial Assets at FVTPL	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial Assets at FVTPL
19.	FINANCIAL ASSETS AT FVTPL
The financial assets at FVTPL of US$23,744 and US$19,067 as of December 31, 2021 and 2022 respectively, represents investment in a market fund in the US, which solely holds investments in the US treasury bonds. Details of fair value measurement are set out in Note
28
.